Notes Payable - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes payable - insurance	$ 91,871	$ 156,642	$ 148,344
Afco 1 [Member]
Notes payable - insurance	$ 78,075	$ 136,038
Interest rate	3.50%	3.50%
Maturity date	Jul. 01, 2017	Jul. 01, 2017
Afco 2 [Member]
Notes payable - insurance	$ 13,796	$ 20,604
Interest rate	3.50%	3.50%
Maturity date	Sep. 01, 2017	Sep. 01, 2017